UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—108.0%
California—95.4%
$1,850,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.400%	09/01/2036	$1,872,033
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.250	09/01/2026	2,713,038
45,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	45,047
6,620,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	7,830,732
1,590,000	Alhambra, CA (Atherton Baptist Homes)	7.500	01/01/2030	1,720,046
1,000,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	1,072,300
100,000	Alvord, CA Unified School District Community Facilities District Special Tax	4.500	09/01/2017	102,757
955,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2032	991,443
945,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2031	981,222
4,000,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	4,149,480
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2034	3,408,555
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2039	7,953,295
25,000	Apple Valley, CA Redevel. Agency Tax Allocation	5.000	06/01/2032	25,780
600,000	Arvin, CA Community Redevel. Agency Tax Allocation	6.500	09/01/2038	641,262
795,000	Azusa, CA Special Tax Community Facilities District No. 05-1	5.000	09/01/2021	824,526
1,260,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	1,250,424
940,000	Bakersfield, CA Improvement Bond Act 1915	5.000	09/02/2027	948,939
465,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	465,381
1,455,000	Bakersfield, CA Improvement Bond Act 1915	7.375	09/02/2028	1,456,659
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.500	04/01/2043	11,621,500
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.625	04/01/2044	11,993,500
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.250	12/01/2035	11,929,400
1,330,000	Bayshore, CA Elementary School District	5.250	08/01/2044	1,534,461
115,000	Beaumont, CA Financing Authority, Series A	5.125	09/01/2028	126,049
1,500,000	Beaumont, CA Financing Authority, Series A	6.375	09/01/2042	1,668,270
1,050,000	Beaumont, CA Financing Authority, Series A	6.875	09/01/2036	1,116,538
120,000	Beaumont, CA Financing Authority, Series A	5.250	09/01/2029	131,658
750,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2036	842,287
4,410,000	Beaumont, CA Financing Authority, Series A	5.875	09/01/2042	4,851,573
250,000	Beaumont, CA Financing Authority, Series A	5.625	09/01/2032	275,895
2,700,000	Beaumont, CA Financing Authority, Series A	5.350	09/01/2036	2,704,239
5,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	5,015
1,525,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	1,557,513
185,000	Beaumont, CA Financing Authority, Series B	5.400	09/01/2035	190,889
60,000	Beaumont, CA Financing Authority, Series B	8.875	09/01/2034	60,821
130,000	Beaumont, CA Financing Authority, Series B	8.625	09/01/2039	131,737
685,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2027	685,870
2,000,000	Beaumont, CA Financing Authority, Series D	5.800	09/01/2035	2,042,960
3,245,000	Beaumont, CA Financing Authority, Series E	6.250	09/01/2038	3,249,738

1	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)	5.300%		09/01/2035	$513,575
2,255,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	9.750		05/01/2038	2,687,734
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.650		05/01/2029	30,218
5,000,000	Brea, CA Redevel. Agency	6.872	[2]	08/01/2034	1,384,650
2,300,000	Brea, CA Redevel. Agency	6.835	[2]	08/01/2033	694,623
1,010,000	Brea, CA Redevel. Agency	6.595	[2]	08/01/2031	361,206
2,930,000	Brea, CA Redevel. Agency	6.679	[2]	08/01/2032	969,596
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)	7.000		10/01/2020	60,640
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)	6.000		09/01/2037	3,453,930
5,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)	5.950		01/01/2024	5,022
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350		10/01/2029	25,025
70,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.000		01/01/2023	69,996
20,000	CA Bay Area Government Association	4.125		09/01/2019	20,553
2,845,000	CA Communities Transportation Revenue COP	6.000		06/01/2042	3,242,873
12,745,000	CA County Tobacco Securitization Agency	4.463	[2]	06/01/2033	3,356,651
6,530,000	CA County Tobacco Securitization Agency	5.000		06/01/2047	5,039,658
82,110,000	CA County Tobacco Securitization Agency	5.307	[2]	06/01/2046	2,845,111
71,700,000	CA County Tobacco Securitization Agency	7.000	[2]	06/01/2055	840,324
39,700,000	CA County Tobacco Securitization Agency	5.750	[2]	06/01/2057	427,172
55,250,000	CA County Tobacco Securitization Agency	6.050	[2]	06/01/2057	330,947
409,500,000	CA County Tobacco Securitization Agency	8.251	[2]	06/01/2055	3,120,390
45,600,000	CA County Tobacco Securitization Agency	5.371	[2]	06/01/2057	540,816
51,500,000	CA County Tobacco Securitization Agency	6.700	[2]	06/01/2057	396,035
347,900,000	CA County Tobacco Securitization Agency	7.550	[2]	06/01/2055	2,650,998
3,295,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	3,294,769
9,670,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2038	9,669,130
850,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	762,858
11,955,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	11,942,925
5,170,000	CA County Tobacco Securitization Agency (TASC)	6.250		06/01/2037	5,196,057
1,075,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2043	1,080,310
1,720,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	1,719,862
10,760,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2035	10,759,139
17,690,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	17,688,054
65,800,000	CA County Tobacco Securitization Agency (TASC)	5.390	[2]	06/01/2046	2,194,430
9,690,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	8,013,533
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[2]	06/01/2046	4,465,909
5,315,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	4,178,812
6,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	4,140,660
3,725,000	CA County Tobacco Securitization Agency (TASC)	5.125		06/01/2038	2,998,252
7,315,000	CA County Tobacco Securitization Agency (TASC)	5.600		06/01/2036	6,346,275
5,000,000	CA Educational Facilities Authority (Chapman University)	5.000		04/01/2031	5,547,300
1,250,000	CA Educational Facilities Authority (San Francisco University)	6.125		10/01/2036	1,529,475

2	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$90,000	CA Educational Facilities Authority (University of Redlands)	5.000%		06/01/2033	$90,280
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	2,899,850
15,000	CA GO	5.000		02/01/2033	15,053
7,800,000	CA GO	5.000		02/01/2038	8,699,028
1,500,000	CA GO	6.000		03/01/2033	1,841,670
35,000	CA GO	5.250		06/01/2021	35,147
5,000	CA GO	5.750		05/01/2030	5,022
60,000	CA GO	6.250		10/01/2019	61,501
5,000,000	CA GO	6.500		04/01/2033	6,123,250
5,000	CA GO	5.500		10/01/2022	5,109
5,190,000	CA GO	5.000		12/01/2031	6,061,505
200,000	CA GO	6.250		10/01/2019	205,004
20,000	CA GO	5.000		02/01/2032	20,070
40,000	CA GO	5.000		02/01/2033	40,140
125,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	128,089
14,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	11,132,520
60,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	61,483
22,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125		06/01/2047	16,445,440
6,790,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	6,959,818
10,000,000	CA Health Facilities Financing Authority (Catholic Healthcare)	0.040	[3]	07/01/2033	10,000,000
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)	6.250		02/01/2026	2,531,065
315,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)	7.000		09/01/2021	315,403
1,100,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125		07/01/2018	1,104,422
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[1]	5.500		10/01/2039	16,511,672
160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	6.250		10/01/2028	193,830
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)	5.750		07/01/2039	5,827,700
13,500,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250		08/15/2031	15,490,980
5,000,000	CA HFA (Home Mtg.)	5.450		08/01/2028	5,125,350
3,950,000	CA HFA (Home Mtg.)	5.550		08/01/2033	4,005,497
745,000	CA HFA (Home Mtg.)	5.450		08/01/2033	766,687
100,000	CA HFA (Home Mtg.)	5.050		02/01/2029	101,627
25,000	CA HFA (Multifamily Hsg.)	5.375		08/01/2028	25,018
65,000	CA HFA (Multifamily Hsg.)	5.375		02/01/2036	65,048
5,880,000	CA HFA (Multifamily Hsg.)	6.000		02/01/2038	6,038,466
920,000	CA HFA (Multifamily Hsg.)	5.950		08/01/2028	923,855
995,000	CA HFA (Multifamily Hsg.), Series A	5.200		08/01/2022	1,007,248
465,000	CA HFA (Multifamily Hsg.), Series A	5.900		02/01/2028	471,947
6,975,000	CA HFA (Multifamily Hsg.), Series B	5.400		08/01/2028	7,151,328
150,000	CA HFA (Multifamily Hsg.), Series B	5.500		08/01/2039	150,081
190,000	CA HFA, Series E	5.000		02/01/2024	192,196

3	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,000,000	CA Independent Cities Finance Authority Mobile Home Park	5.250%	05/15/2044	$2,177,560
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250	07/15/2045	1,118,290
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)	5.500	05/15/2047	1,065,810
30,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)	5.000	09/01/2035	30,102
10,000	CA MobileHome Park Financing Authority (Palomar Estates East & West)	5.100	09/15/2023	10,034
65,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	79,065
200,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	223,594
535,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)	6.400	08/15/2045	602,640
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)	5.750	10/01/2034	272,220
1,000,000	CA Municipal Finance Authority (Emerson College)	5.750	01/01/2033	1,159,680
1,000,000	CA Municipal Finance Authority (Emerson College)	6.000	01/01/2042	1,166,510
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.875	01/01/2042	2,294,976
850,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.750	01/01/2022	905,309
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.625	01/01/2032	1,148,912
1,000,000	CA Municipal Finance Authority (INSD-Lincoln Glen Manor for Senior Citizens)	6.000	04/01/2031	1,069,090
1,500,000	CA Municipal Finance Authority (OCEAA)	7.000	10/01/2039	1,590,120
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	6.125	05/15/2039	1,114,150
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	5.875	05/15/2029	1,964,760
600,000	CA Municipal Finance Authority (Southwestern Law School)	6.500	11/01/2031	747,792
1,250,000	CA Municipal Finance Authority (Southwestern Law School)	6.500	11/01/2041	1,552,475
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)	5.500	08/15/2047	5,513,100
1,200,000	CA Municipal Finance Authority Mobile Home Park (Caritas Affordable Housing)	5.250	08/15/2039	1,323,000
1,445,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	1,450,000
365,000	CA Public Works	6.125	11/01/2029	450,549
630,000	CA Public Works	6.625	11/01/2034	632,942
8,370,000	CA Public Works	6.375	11/01/2034	10,347,412
2,500,000	CA Public Works	6.000	03/01/2035	2,984,550
2,795,000	CA Public Works	5.750	03/01/2030	3,266,349
2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	2,422,480
900,000	CA Public Works (Dept. of Mental Health)	5.000	11/01/2031	956,601
5,000,000	CA Public Works (Dept. of State Hospitals)	5.000	06/01/2029	5,782,400
1,250,000	CA Public Works (Judicial Council)	5.000	12/01/2031	1,441,600
125,000	CA Public Works (Trustees California State University)	6.000	04/01/2027	150,147
25,000	CA Public Works (Various State Universities)	5.400	10/01/2022	25,105
305,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[4]	5.500	08/01/2047	106,683

4	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$2,450,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[4]	5.500%		08/01/2047	$1,317,267
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[2]	06/01/2047	1,260,916
36,465,000	CA Silicon Valley Tobacco Securitization Authority	7.663	[2]	06/01/2041	4,537,705
53,360,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[2]	06/01/2056	514,924
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[2]	06/01/2056	1,323,300
98,920,000	CA Silicon Valley Tobacco Securitization Authority	7.473	[2]	06/01/2036	18,583,111
230,000	CA Statewide CDA	5.125		09/02/2020	238,057
15,000	CA Statewide CDA	7.000		07/01/2022	15,037
95,000	CA Statewide CDA	5.000		09/02/2018	98,491
100,000	CA Statewide CDA	4.448	[2]	09/01/2028	40,352
75,000	CA Statewide CDA	6.625		09/01/2027	75,152
135,000	CA Statewide CDA	5.000		09/02/2019	139,799
100,000	CA Statewide CDA	5.080	[2]	09/01/2034	25,751
50,000	CA Statewide CDA	6.750		09/01/2037	50,090
3,105,000	CA Statewide CDA (Cathedral City Heritage Park/ Glendale Heritage Park Obligated Group)	5.200		06/01/2036	3,126,176
1,250,000	CA Statewide CDA (Enloe Medical Center)	6.250		08/15/2033	1,449,100
1,000,000	CA Statewide CDA (Enloe Medical Center)	5.750		08/15/2038	1,110,050
600,000	CA Statewide CDA (Episcopal Communities and Services)	5.000		05/15/2032	658,344
1,045,000	CA Statewide CDA (EVLAJHA/GVLAJHA/JHAGS/LAJHFTA/FEV/JHAW/BCSC/ASN Obligated Group)	5.000		08/01/2034	1,198,834
3,000,000	CA Statewide CDA (EVLAJHA/GVLAJHA/JHAGS/LAJHFTA/FEV/JHAW/BCSC/ASN Obligated Group)	4.750		08/01/2020	3,011,340
2,400,000	CA Statewide CDA (EVLAJHA/GVLAJHA/JHAGS/LAJHFTA/FEV/JHAW/BCSC/ASN Obligated Group)	5.000		08/01/2044	2,696,544
2,000,000	CA Statewide CDA (Henry Mayo Newhall Memorial Hospital)	5.250		10/01/2043	2,257,080
2,019,578	CA Statewide CDA (Microgy Holdings)[5]	9.000		12/01/2038	20
1,085,000	CA Statewide CDA (Napa Valley Hospice)	7.000		01/01/2034	1,084,913
385,000	CA Statewide CDA (Rio Bravo)	6.300		12/01/2018	374,393
220,000	CA Statewide CDA (Stonehaven Student Hsg.)	5.875		07/01/2032	220,101
120,000	CA Statewide CDA COP (Internext Group)	5.375		04/01/2030	120,354
2,000,000	CA Statewide CDA School Facilities (47th & Main)	6.375		07/01/2047	2,149,860
145,000	CA Statewide CDA Special Tax Community Facilities District No. 97	3.874	[2]	09/01/2022	103,215
2,500,000	CA Statewide CDA, Series A	5.150		09/02/2037	2,582,575
5,660,000	CA Statewide CDA, Series B	6.250		09/02/2037	5,826,347
45,175,000	CA Statewide Financing Authority Tobacco Settlement	5.213	[2]	06/01/2046	2,187,373
25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	24,998
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	8,294,336
1,360,000	CA Valley Sanitation District	5.200		09/02/2030	1,405,778
25,000	CA Western Hills Water District Special Tax	5.200		09/01/2019	25,055
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[4]	5.500		09/01/2036	1,168,725

5	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[4]	5.550%		09/01/2036	$1,086,658
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250		08/01/2033	44,480
2,910,000	Camarillo, CA Community Devel. Commission (Camarillo Corridor)[6]	5.000		09/01/2032	3,313,239
25,000	Campbell, CA COP (Civic Center)	5.125		10/01/2019	25,102
225,000	Campbell, CA COP (Civic Center)	5.250		10/01/2028	225,902
25,000	Carlsbad, CA Improvement Bond Act 1915	5.500		09/02/2028	25,200
100,000	Carson, CA Public Financing Authority (Remediation)	6.500		10/01/2036	117,384
1,500,000	Carson, CA Redevel. Agency Tax Allocation	7.000		10/01/2036	1,787,445
3,910,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000		10/01/2019	4,001,181
2,000,000	Centinela Valley, CA Union High School District	6.000		08/01/2036	2,468,180
890,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2023	917,821
20,000	Chowchilla, CA Redevel. Agency	5.000		08/01/2037	20,094
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.875		01/01/2034	2,384,520
11,360,000	Citrus, CA Community College District[1]	5.500		06/01/2031	13,213,838
1,215,000	Colton, CA Community Facilities District Special Tax	7.500		09/01/2020	1,229,544
3,715,000	Compton, CA Community College District	6.750		08/01/2034	4,430,100
7,000,000	Compton, CA Public Finance Authority	5.250		09/01/2027	7,173,880
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation	5.850		08/01/2033	5,006
4,870,000	Corcoran, CA Hospital District	8.000		08/01/2034	5,608,000
955,000	Corona, CA Community Facilities District (Buchanan Street)	5.150		09/01/2036	976,182
250,000	Corona-Norco, CA Unified School District	6.000		09/01/2037	259,117
50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)	5.000		12/15/2037	51,355
960,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)	6.500		12/15/2047	982,022
1,220,000	Dehesa, CA School District	5.500		06/01/2044	1,433,122
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax	6.375		09/01/2038	2,022,896
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation	7.375		09/01/2039	4,473,166
15,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000		06/01/2036	17,350,200
10,000,000	Eastern CA Municipal Water District	0.040	[3]	07/01/2046	10,000,000
305,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000		09/01/2037	311,600
185,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000		09/01/2030	189,294
370,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.100		09/01/2037	378,362
25,000	Etiwanda, CA School District Special Tax	5.400		09/01/2035	25,111
10,155,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2	6.000		09/01/2037	10,435,583
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)	6.875		09/01/2038	1,099,180
100,000	Fillmore, CA Public Financing (Central City Redevel.)	5.500		06/01/2031	100,062
5,915,000	Fontana, CA Public Finance Authority[6]	5.000		09/01/2032	6,650,116

6	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500%		09/01/2032	$2,534,525
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500		10/01/2027	10,087
10,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.500		09/01/2034	10,014
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.000		01/01/2035	1,504,230
20,000	Fremont, CA Community Facilities District (Pacific Commons)	6.250		09/01/2026	20,208
1,010,000	Greenfield, CA Union School District	7.000		09/01/2040	1,049,148
4,895,000	Grossmont, CA Union High School District[1]	5.500		08/01/2031	5,718,347
5,145,000	Grossmont, CA Union High School District[1]	5.500		08/01/2030	6,012,035
120,000	Guadalupe, CA Redevel. Agency Tax Allocation	5.125		08/01/2035	120,334
100,000	Hemet, CA Redevel. Agency Tax Allocation	5.125		09/15/2030	100,066
1,505,000	Hemet, CA Unified School District	5.250		09/01/2035	1,512,224
785,000	Hemet, CA Unified School District	5.125		09/01/2036	788,375
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.375		09/01/2026	1,161,098
60,000	Hemet, CA Unified School District Community Facilities District Special Tax	5.625		09/01/2035	60,361
1,320,000	Hesperia, CA Public Financing Authority, Tranche A	6.250		09/01/2035	1,326,244
3,275,000	Hesperia, CA Public Financing Authority, Tranche B	6.250		09/01/2035	3,290,491
3,255,000	Hesperia, CA Public Financing Authority, Tranche C	6.250		09/01/2035	3,270,396
1,065,000	Hesperia, CA Unified School District	5.000		09/01/2030	1,090,656
15,000	Hesperia, CA Unified School District	5.200		09/01/2035	15,046
500,000	Hollister, CA Redevel. Agency Tax Allocation	7.000		10/01/2032	599,630
1,600,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)	5.000		10/01/2030	1,862,992
1,305,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)	5.000		10/01/2032	1,507,419
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax	5.900		09/01/2037	1,336,535
7,000,000	Imperial, CA Irrigation District	6.250		11/01/2031	8,492,330
309,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[2]	06/01/2057	3,257,967
3,235,000	Ione, CA Special Tax Community Facilities District 2005-2-A	6.000		09/01/2036	3,409,334
30,000	Jurupa, CA Community Services District Special Tax	5.000		09/01/2036	30,750
1,140,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,186,637
110,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	114,550
1,000,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,040,910
15,000	Kingsburg, CA Public Financing Authority	8.000		09/15/2021	15,052
5,000	La Mesa, CA Fire, Police & Emergency Services	5.250		08/01/2034	5,019
2,380,000	Lake Berryessa, CA Resort Improvement District	5.550		09/02/2037	1,869,633
1,430,000	Lake Berryessa, CA Resort Improvement District	5.500		09/02/2027	1,221,978
300,000	Lake Berryessa, CA Resort Improvement District	5.250		09/02/2017	286,611
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)	5.400		09/01/2036	2,028,807
335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2037	363,890
1,000,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2040	1,098,220
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2032	692,112

7	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,175,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)	5.250%		09/01/2038	$1,250,646
920,000	Lake Elsinore, CA Special Tax	5.200		09/01/2026	921,546
1,150,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,151,173
1,150,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,151,817
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7	6.250		09/01/2040	1,323,093
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6	5.900		09/01/2037	1,127,841
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2029	484,390
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2028	962,800
420,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2025	405,938
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2026	362,385
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2027	853,556
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2032	966,170
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2030	484,185
580,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2039	733,045
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2034	1,992,494
1,340,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	5.000		08/01/2024	1,341,461
430,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2039	503,577
10,000	Lathrop, CA Financing Authority (Water Supply)	5.600		06/01/2018	10,028
5,000	Lathrop, CA Financing Authority (Water Supply)	5.700		06/01/2019	5,013
1,675,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	5.100		09/02/2035	1,679,908
4,175,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	4,223,889
4,000,000	LeMoore, CA Redevel. Agency Tax Allocation	7.375		08/01/2040	4,362,200
635,000	Lincoln, CA Special Tax	5.000		09/01/2026	650,596
230,000	Livermore, CA Redevel. Agency Tax Allocation	5.000		08/01/2032	231,550
2,625,000	Livermore, CA Redevel. Agency Tax Allocation	5.000		08/01/2026	2,646,577
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)	5.000		08/01/2025	152,430
50,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2028	60,520
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2037	1,227,850
10,000,000	Long Beach, CA Health Facilities (MemHS/SMMC-LH/LBMMC/OCMMC Obligated Group)	0.030	[3]	10/01/2016	10,000,000
1,200,000	Los Alamitos, CA Unified School District COP	0.000	[7]	08/01/2034	903,756
1,250,000	Los Angeles County, CA Regional Financing Authority (Montecedro)	5.000		11/15/2044	1,373,938
10,000,000	Los Angeles, CA Community College District[1]	6.000		08/01/2033	12,089,500

8	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$15,000,000	Los Angeles, CA Community College District[1]	5.000%		08/01/2033	$16,838,100
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)	6.500		09/01/2039	2,420,550
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.000		12/01/2026	1,676,777
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2028	11,331,234
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2027	12,385,590
10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2025	11,547,342
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2026	11,260,830
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.250		05/15/2024	16,064,747
3,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375		07/01/2034	3,431,850
12,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375		07/01/2038	13,737,720
16,300,000	Los Angeles, CA Harbor Dept. [1]	5.250		08/01/2034	18,797,975
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.000		06/01/2029	2,116,980
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.250		06/01/2034	2,128,080
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.375		06/01/2039	531,925
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000		12/01/2020	1,222,350
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000		12/01/2027	845,878
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)	6.000		09/01/2039	4,729,120
85,000	Madera County, CA COP (Valley Children’s Hospital)	5.750		03/15/2028	85,234
475,000	Malibu, CA Community Facilities District Special Tax (Carbon Beach)	5.875		09/01/2039	492,485
950,000	Martinez, CA Unified School District	6.125		08/01/2035	1,233,395
4,530,000	Mayers, CA Memorial Hospital District	7.875		06/01/2041	4,682,163
1,750,000	McFarland, CA Unified School District	5.500		11/01/2038	2,069,935
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater	5.150		07/01/2035	1,379,909
100,000	Menifee, CA Union School District Special Tax	5.000		09/01/2022	100,586
400,000	Menifee, CA Union School District Special Tax	5.200		09/01/2035	401,852
250,000	Menifee, CA Union School District Special Tax	5.250		09/01/2036	252,960
500,000	Menifee, CA Union School District Special Tax	5.250		09/01/2035	501,980
1,025,000	Merced River, CA School District	5.250		08/01/2042	1,152,654
50,000	Midpeninsula, CA Regional Open Space District	5.000		09/01/2034	50,645
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)	8.100		03/01/2027	3,738,420
230,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.125		09/01/2035	230,734
1,500,000	Norco, CA Community Redevel. Agency	5.000		03/01/2030	1,728,720
2,000,000	Norco, CA Community Redevel. Agency	5.000		03/01/2032	2,285,800
2,000,000	Norco, CA Redevel. Agency Tax Allocation	6.000		03/01/2036	2,385,100
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	5.406	[2]	06/01/2045	3,488,117
1,250,000	Northern Humboldt, CA Union High School District	6.500		08/01/2034	1,611,238
2,000,000	Northern, CA Inyo County Local Hospital District	6.375		12/01/2025	2,262,220
1,000,000	Oak Valley, CA Hospital District	7.000		11/01/2035	1,064,240

9	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100%		06/01/2027	$10,013
1,000,000	Oakland, CA GO	6.000		01/15/2034	1,149,250
250,000	Oakland, CA GO	6.250		01/15/2039	288,503
250,000	Oakland, CA Unified School District	6.500		08/01/2022	295,295
250,000	Oakland, CA Unified School District	6.500		08/01/2024	291,860
250,000	Oakland, CA Unified School District	6.500		08/01/2023	293,810
2,500,000	Oakland, CA Unified School District	5.250		08/01/2024	2,509,800
4,595,000	Oakland, CA Unified School District	6.125		08/01/2029	5,284,204
3,160,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)	7.625		09/01/2038	3,224,970
2,945,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	3,014,414
2,000,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	6.000		10/01/2040	2,076,480
1,400,000	Palm Desert, CA Financing Authority	4.028	[2]	08/01/2027	661,668
2,235,000	Palm Desert, CA Financing Authority	3.921	[2]	08/01/2026	1,125,211
2,070,000	Palm Desert, CA Financing Authority	3.804	[2]	08/01/2025	1,109,644
1,910,000	Palm Desert, CA Financing Authority	3.675	[2]	08/01/2024	1,089,827
230,000	Palm Desert, CA Financing Authority	5.650	[2]	04/01/2018	192,749
1,430,000	Palm Desert, CA Financing Authority	4.301	[2]	08/01/2030	561,061
1,415,000	Palm Desert, CA Financing Authority	4.126	[2]	08/01/2028	628,883
1,370,000	Palm Desert, CA Financing Authority	4.217	[2]	08/01/2029	572,098
1,755,000	Palm Desert, CA Financing Authority	3.532	[2]	08/01/2023	1,063,495
500,000	Palm Desert, CA Financing Authority	5.200		10/01/2028	503,945
25,000	Palm Desert, CA Financing Authority	5.000		08/01/2033	25,255
395,000	Palm Desert, CA Financing Authority	6.010	[2]	04/01/2023	243,379
380,000	Palm Desert, CA Financing Authority	6.000	[2]	04/01/2022	249,364
390,000	Palm Desert, CA Financing Authority	1.550	[2]	08/01/2016	361,791
1,605,000	Palm Desert, CA Financing Authority	3.373	[2]	08/01/2022	1,036,702
150,000	Palm Desert, CA Financing Authority	5.000		04/01/2030	150,974
440,000	Palm Desert, CA Financing Authority	1.148	[2]	08/01/2015	426,312
265,000	Palm Desert, CA Financing Authority	5.750	[2]	04/01/2019	209,011
560,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2032	197,579
540,000	Palm Desert, CA Financing Authority	6.090	[2]	04/01/2031	202,786
580,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2033	192,461
410,000	Palm Desert, CA Financing Authority	6.020	[2]	04/01/2024	237,878
590,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2034	184,210
520,000	Palm Desert, CA Financing Authority	6.080	[2]	04/01/2030	207,828
445,000	Palm Desert, CA Financing Authority	6.040	[2]	04/01/2026	228,022
430,000	Palm Desert, CA Financing Authority	6.030	[2]	04/01/2025	234,505
465,000	Palm Desert, CA Financing Authority	6.050	[2]	04/01/2027	223,781
500,000	Palm Desert, CA Financing Authority	6.070	[2]	04/01/2029	212,640
480,000	Palm Desert, CA Financing Authority	6.060	[2]	04/01/2028	217,205
340,000	Palm Desert, CA Financing Authority	5.950	[2]	04/01/2021	236,633
305,000	Palm Desert, CA Financing Authority	5.850	[2]	04/01/2020	226,408
440,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.550		07/01/2028	442,068
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.400		07/01/2023	255,630

10	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$420,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.500%		07/01/2027	$429,379
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.450		07/01/2020	121,639
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250		01/01/2022	85,352
445,000	Palm Springs, CA Community Redevel. Agency Tax Allocation	5.000		09/01/2032	513,116
10,000	Palm Springs, CA Improvement Bond Act 1915	5.550		09/02/2023	10,050
6,025,000	Palmdale, CA Community Facilities District Special Tax	6.125		09/01/2037	6,226,054
1,355,000	Palmdale, CA Community Facilities District Special Tax	5.400		09/01/2035	1,386,124
5,015,000	Palmdale, CA Community Facilities District Special Tax	6.250		09/01/2035	5,204,567
75,000	Palmdale, CA Community Redevel. Agency	5.000		09/01/2034	75,071
315,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700		08/01/2018	316,191
11,415,000	Palomar Pomerado, CA Health System SPEARS	0.140	[3]	08/01/2032	11,415,000
3,850,000	Paramount, CA Redevel. Agency Tax Allocation	5.000		08/01/2023	3,864,284
25,000	Paramount, CA Redevel. Agency Tax Allocation	5.000		08/01/2020	25,093
55,000	Parlier, CA Redevel. Agency Tax Allocation	5.200		08/01/2028	55,049
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)	6.000		09/01/2034	2,068,740
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)	6.250		09/01/2033	2,529,625
10,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.100		09/01/2030	10,303
120,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.150		09/01/2035	123,475
1,145,000	Perris, CA Community Facilities District Special Tax, Series A	5.750		09/01/2035	1,169,389
290,000	Perris, CA Elementary School District	6.000		08/01/2030	366,847
235,000	Perris, CA Elementary School District	6.000		08/01/2029	297,045
375,000	Perris, CA Public Financing Authority	5.750		10/01/2031	383,764
2,000,000	Perris, CA Public Financing Authority	5.350		10/01/2036	2,002,280
2,015,000	Perris, CA Public Financing Authority, Series A	6.600		09/01/2038	2,092,416
2,500,000	Perris, CA Union High School District	6.125		09/01/2041	2,589,775
2,000,000	Perris, CA Union High School District Financing Authority	6.000		09/01/2033	2,072,900
1,000,000	Pixley, CA Union School District (Pixley Union Elementary School District)	5.250		08/01/2044	1,176,450
100,000	Plumas County, CA GO COP	5.000		06/01/2033	100,115
55,000	Pomona, CA Public Financing Authority	5.000		02/01/2030	55,076
1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250		02/01/2020	1,308,771
50,000	Pomona, CA Unified School District	6.150		08/01/2030	61,671
265,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.000		06/15/2033	265,347
2,500,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000		09/15/2043	2,721,300
500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)	6.125		09/01/2041	517,955
790,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6-4 (South Ranch)	5.125		09/01/2035	799,701

11	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$5,000,000	Rancho, CA Water District Financing Authority	5.000%		08/01/2028	$5,691,150
2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)	5.875		09/01/2033	2,800,628
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250		09/01/2026	502,353
10,000	Richgrove, CA School District	6.375		07/01/2018	10,052
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)	5.750		08/01/2029	2,324,720
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)	6.250		06/30/2037	2,929,025
10,530,000	Rio Hondo, CA Community College District	0.000	[7]	08/01/2042	8,590,269
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1	5.850		09/01/2035	3,003,180
25,000	River Islands, CA Public Financing Authority	6.000		09/01/2035	25,027
100,000	River Islands, CA Public Financing Authority	6.000		09/01/2027	100,156
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[5]	5.000		08/01/2032	325,521
25,000	Riverside County, CA Community Facilities District Special Tax	5.600		09/01/2019	25,166
1,000,000	Riverside County, CA Redevel. Agency	7.125		10/01/2042	1,254,830
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)	6.000		10/01/2037	3,487,590
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[7]	10/01/2031	827,650
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.750		10/01/2030	1,506,012
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[7]	10/01/2027	813,370
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.500		10/01/2025	1,663,763
7,500,000	Riverside County, CA Transportation Commission	5.250		06/01/2039	8,728,350
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A	5.300		09/01/2034	1,020,970
25,000	Romoland, CA School District Special Tax	5.250		09/01/2035	25,112
1,250,000	Romoland, CA School District Special Tax Community Facilities District No. 2006-1	6.000		09/01/2041	1,294,813
2,250,000	Romoland, CA School District Special Tax Community Facilities District No. 91-18	6.000		09/01/2037	2,330,888
1,000,000	Ross Valley, CA School District	5.500		08/01/2041	1,175,320
40,000	Sacramento County, CA COP (Public Facilities)	5.000		06/01/2029	40,132
1,200,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250		06/01/2027	1,206,096
2,550,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250		09/01/2023	2,602,097
1,000,000	San Bernardino County, CA Special Tax (Lytle Creek North)	5.375		09/01/2038	1,035,170
100,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500		12/01/2020	100,274
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)	5.750		07/01/2020	1,459,893
945,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500		09/01/2020	945,038
20,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500		09/01/2024	19,999

12	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625%		04/01/2026	$1,853,201
1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2027	1,410,183
3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2037	3,056,331
3,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000		12/01/2031	3,788,700
875,000	San Diego County, CA COP	5.600		07/01/2038	905,196
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)	5.750		12/01/2032	6,716,367
4,500,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650	[3]	07/01/2034	4,519,350
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)	5.000		05/01/2029	3,205,320
5,880,000	San Diego, CA Public Facilities Financing Authority	5.250		08/01/2027	6,948,572
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[1]	5.375		02/01/2036	11,481,100
1,000,000	San Francisco, CA City & County Airports Commission	5.000		05/01/2031	1,117,410
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250		01/01/2024	15,023
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000		08/01/2031	554,320
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000		08/01/2033	612,700
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.500		08/01/2039	2,343,080
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750		08/01/2033	492,960
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)	6.625		08/01/2039	1,747,395
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.500		08/01/2032	582,125
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.625		08/01/2039	632,265
1,000,000	San Gorgonio, CA Memorial Health Care District	5.000		08/01/2032	1,119,440
6,410,000	San Jacinto, CA Financing Authority, Tranche A	6.600		09/01/2033	5,820,216
6,275,000	San Jacinto, CA Financing Authority, Tranche B	6.600		09/01/2033	5,697,637
6,440,000	San Jacinto, CA Financing Authority, Tranche C	6.600		09/01/2033	5,847,456
500,000	San Jacinto, CA Unified School District Special Tax	5.100		09/01/2036	454,060
250,000	San Jacinto, CA Unified School District Special Tax	5.750		09/01/2040	258,720
25,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000		09/01/2032	25,514
1,000,000	San Jose, CA Airport	5.000		03/01/2025	1,123,970
35,000	San Jose, CA Improvement Bond Act 1915	5.875		09/02/2023	36,268
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.200		01/01/2041	3,152,079
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)	5.100		12/01/2032	4,026,650
230,000	San Jose, CA Redevel. Agency	5.000		08/01/2027	237,746
145,000	San Jose, CA Redevel. Agency	5.000		08/01/2026	149,884
995,000	San Jose, CA Redevel. Agency	5.000		08/01/2026	1,072,918
70,000	San Jose, CA Redevel. Agency	5.000		08/01/2015	72,300
305,000	San Jose, CA Redevel. Agency	5.000		08/01/2018	315,462
55,000	San Jose, CA Redevel. Agency	5.000		08/01/2028	56,608
2,000,000	San Jose, CA Redevel. Agency	5.850		08/01/2027	2,024,680

13	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$160,000	San Jose, CA Redevel. Agency	5.000%	08/01/2025	$165,389
125,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	129,210
170,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	183,313
535,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2016	572,092
1,235,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2021	1,326,217
795,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	853,719
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	107,386
2,415,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2025	2,604,119
200,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2032	213,182
550,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2027	552,090
220,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2024	237,228
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)	6.600	09/01/2027	25,048
10,000,000	San Marcos, CA Unified School District[1]	5.250	08/01/2031	11,520,200
385,000	Santa Ana, CA Unified School District Special Tax	5.100	09/01/2035	388,542
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.850	08/01/2031	1,000,780
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	6.000	08/01/2041	2,071,076
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750	06/01/2026	3,454,650
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)	7.000	09/01/2036	9,981,571
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875	07/01/2042	3,030,560
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875	07/01/2036	2,061,710
1,610,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625	09/01/2038	1,989,767
3,025,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625	09/01/2038	3,738,537
1,575,000	Saugus, CA Union School District Community Facilities District No. 2006-2	5.000	09/01/2037	1,628,093
2,000,000	Saugus, CA Union School District Special Tax	5.750	09/01/2043	2,069,640
200,000	Saugus, CA Union School District Special Tax	5.125	09/01/2032	206,942
415,000	Saugus, CA Union School District Special Tax	5.125	09/01/2031	429,479
10,000	Seaside, CA Redevel. Agency Tax Allocation	5.375	08/01/2033	10,014
2,500,000	Sequoia, CA Unified High School District	5.875	07/01/2036	3,004,025
5,000,000	Sequoia, CA Unified High School District	6.000	07/01/2043	6,121,600
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation	5.400	11/01/2026	1,121,196
15,000	Sierra Kings, CA Health Care District	6.000	08/01/2032	15,036
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000	10/01/2026	1,969,108
570,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350	12/01/2028	570,576
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)	6.000	09/01/2036	2,288,140
790,000	Southern CA Mono Health Care District	5.000	08/01/2021	896,453
250,000	Southern CA Public Power Authority	5.250	11/01/2026	296,348
13,000,000	Southern CA Public Power Authority	5.000	07/01/2035	15,232,750
50,000	Southern CA Public Power Authority	5.250	11/01/2023	59,076
470,000	Southern CA Public Power Authority	5.250	11/01/2022	550,553

14	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$2,085,000	Southern CA Public Power Authority	5.000%		11/01/2033	$2,399,898
2,255,000	Southern CA Public Power Authority Natural Gas	5.250		11/01/2027	2,674,723
205,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2028	236,591
165,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2029	188,702
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[2]	06/01/2046	2,030,787
4,000,000	Southern CA Tobacco Securitization Authority (TASC)	5.000		06/01/2037	3,213,960
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)	5.875		09/01/2037	2,068,360
75,000	Stockton, CA Public Financing Authority (Parking)	5.125		09/01/2030	74,995
1,000,000	Stockton, CA Public Financing Authority, Series A	5.250		09/01/2037	960,100
2,630,000	Stockton, CA Redevel. Agency (Stockton Events Center Arena)[6]	5.000		09/01/2036	2,629,790
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)	5.200		10/01/2028	10,015
35,000	Susanville, CA Public Financing Authority	7.750		09/01/2017	35,180
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.500		06/01/2030	1,088,870
100,000	Temecula Valley, CA Unified School District Community Facilities District No. 2005-1	5.000		09/01/2036	102,500
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)	5.100		09/01/2036	20,277
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.050		09/01/2015	749,672
1,575,000	Temecula, CA Redevel. Agency	5.125		08/01/2027	1,588,340
50,000	Temecula, CA Redevel. Agency	5.250		08/01/2036	50,056
3,905,000	Trinity County, CA COP	8.500		01/15/2026	3,964,161
500,000	Tulare, CA Health Care District	6.500		08/01/2026	585,340
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125		10/15/2037	2,830,925
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000		10/15/2017	681,351
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000		10/15/2022	2,923,359
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125		10/15/2027	345,373
425,000	Turlock, CA Public Financing Authority	5.450		09/01/2024	425,718
1,500,000	Tustin, CA Unified School District	6.000		08/01/2036	1,849,845
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.650		09/01/2042	545,802
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400		09/01/2032	634,455
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400		09/01/2032	526,598
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125		09/01/2026	484,804
15,000,000	University of California	5.000		05/15/2038	17,129,550
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	6.000		09/01/2024	61,658
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.150		12/01/2031	1,603,709
750,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050		12/01/2026	757,898
4,000,000	Vernon, CA Electric System	5.500		08/01/2041	4,453,960
1,000,000	Vernon, CA Electric System	5.125		08/01/2033	1,096,610

15	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$65,000	Vernon, CA Redevel. Agency Tax Allocation	5.000%	09/01/2035	$65,372
500,000	Victorville, CA Special Tax Community Facilities District 07-01	5.350	09/01/2042	517,280
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)	5.000	09/01/2024	50,053
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500	09/01/2042	1,912,560
50,000	West Kern, CA Water District	4.500	06/01/2025	51,168
1,040,000	Whittier, CA Redevel. Agency (Earthquake Redevel.)	5.000	11/01/2035	1,059,937
1,500,000	Woodland, CA Finance Authority	6.000	03/01/2041	1,848,675
2,300,000	Woodland, CA Finance Authority	6.000	03/01/2036	2,840,799

				1,255,740,231
U.S. Possessions—12.6%
1,000,000	Guam International Airport Authority	6.000	10/01/2034	1,177,870
2,500,000	Guam International Airport Authority	6.125	10/01/2043	2,951,600
250,000	Guam Power Authority, Series A	5.000	10/01/2023	296,755
570,000	Guam Power Authority, Series A	5.000	10/01/2030	656,509
320,000	Guam Power Authority, Series A	5.000	10/01/2024	379,910
1,460,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,288,888
2,695,000	Northern Mariana Islands Ports Authority, Series A	5.500	03/15/2031	2,418,143
6,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	4,289,760
5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	3,431,200
3,700,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	2,851,553
4,050,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	3,847,257
335,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	309,024
7,590,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	5,619,636
1,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	749,090
3,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	2,262,150
1,020,000	Puerto Rico Commonwealth GO	5.750	07/01/2038	734,757
80,000	Puerto Rico Commonwealth GO	6.000	07/01/2036	80,558
3,500,000	Puerto Rico Commonwealth GO	5.250	07/01/2023	2,683,730
1,480,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	1,535,367
8,660,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	6,206,016
1,450,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	1,046,508
1,290,000	Puerto Rico Commonwealth GO	5.125	07/01/2037	895,505
5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	3,520,450
5,025,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	3,770,006
5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	3,739,900
1,615,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	1,201,980
1,500,000	Puerto Rico Commonwealth GO	6.000	07/01/2038	1,112,415
2,500,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,851,000
500,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	358,360
1,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2041	676,850
1,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	885,390
8,995,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2042	4,573,957
7,350,000	Puerto Rico Electric Power Authority, Series A8	6.750	07/01/2036	3,735,785
1,000,000	Puerto Rico Electric Power Authority, Series A8	5.050	07/01/2042	508,500
10,000,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2029	5,083,600
5,000,000	Puerto Rico Electric Power Authority, Series WW8	5.000	07/01/2028	2,541,650

16	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$6,495,000	Puerto Rico Electric Power Authority, Series XX8	5.250%	07/01/2040	$3,302,383
5,000,000	Puerto Rico Electric Power Authority, Series XX8	5.750	07/01/2036	2,541,950
500,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250	07/01/2026	254,125
2,500,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	1,854,000
100,000	Puerto Rico Infrastructure	5.500	07/01/2020	71,941
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	730,963
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	179,528
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	140,425
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	216,443
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	5,777,681
5,055,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	3,778,612
6,085,000	Puerto Rico Public Buildings Authority	6.000	07/01/2041	4,275,443
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	2,209,890
3,995,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	2,936,165
610,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	493,746
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	13,748,070
15,500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	12,758,205
12,380,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	9,502,021
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250	08/01/2043	714,420
8,575,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	6,688,672
17,465,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	13,753,862
840,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000	10/01/2032	930,426

				166,130,600
Total Investments, at Value (Cost $1,480,920,140)—108.0%				1,421,870,831
Net Other Assets (Liabilities)—(8.0)				(105,665,705)

Net Assets—100.0%				$1,316,205,126

Footnotes to Statement of Investments

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Represents the current interest rate for a variable or increasing rate security.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2014. See accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

17	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
CDA	Communities Devel. Authority
CFD	Community Facilities District
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBPC	East Bay Perinatal Center
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
INSD	Insured
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Sercives
JHAW	JHA West 16
LAJHFTA	Los Angeles Jewish Home for the Aging
LBMMC	Long Beach Memorial Medical Center
LIFERS	Long Inverse Floating Exempt Receipts
MCHlth	Marin Community Health
MemHS	Memorial Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
OCMMC	Orange Coast Memorial Medical Center
ROLs	Reset Option Longs
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMMC-LH	Saddleback Memorial Medical Centers-Laguna Hills
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

18	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Rochester California Municipal Fund (the “Fund”),is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

19	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically

20	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $64,335,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in annual and semiannual reports, while interest payable on the related short-term

21	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

floating rate securities is recorded as interest expense. At October 31, 2014, municipal bond holdings with a value of $271,689,510 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $143,440,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	16.23%	10/1/39	$3,861,850
5,000,000	Bay Area, CA Toll Authority ROLs[3]	8.88	4/1/43	6,621,500
5,000,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	9.097	4/1/44	6,993,500
5,000,000	CA Dept. of Water Resources (Center Valley) ROLs[3]	8.495	12/1/35	6,929,400
7,110,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)	8.79	10/1/39	9,406,672
3,375,000	CA Health Facilities Financing Authority (SHlth/EBPC/MCHlth Obligated Group) LIFERS	19.207	8/15/31	5,365,980
2,840,000	Citrus, CA Community College District DRIVERS	16.71	6/1/31	4,693,838
7,500,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	8.06	6/1/36	9,850,200
1,225,000	Grossmont, CA Union High School District ROLs[3]	17.082	8/1/31	2,048,347
1,290,000	Grossmont, CA Union High School District ROLs[3]	17.051	8/1/30	2,157,035
2,500,000	Los Angeles, CA Community College District ROLs[3]	18.867	8/1/33	4,589,500
7,500,000	Los Angeles, CA Community College District ROLs[3]	8.01	8/1/33	9,338,100
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.43	5/15/27	5,050,590
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.43	5/15/28	4,601,234
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.11	5/15/24	6,589,747
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.42	5/15/26	4,595,830
3,405,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.643	5/15/25	4,737,342
6,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	8.56	7/1/38	7,737,720
1,500,000	Los Angeles, CA Dept. of Water & Power DRIVERS	8.56	7/1/34	1,931,850
8,150,000	Los Angeles, CA Harbor Dept. DRIVERS	8.36	8/1/34	10,647,975
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	16.43	2/1/36	3,981,100
5,000,000	San Marcos, CA Unified School District ROLs[3]	8.455	8/1/31	6,520,200

				$128,249,510

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in annual and semiannual reports.

22	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $143,440,000 as of October 31, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$10,097,608

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2014 is as follows:

Cost	$7,581,734
Market Value	$3,679,333
Market value as % of Net Assets	0.28%

23	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2014, securities with an aggregate market value of $22,541,950, representing 1.71% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

24	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

  Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

25	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,255,740,211	$20	$1,255,740,231
U.S. Possessions	—	166,130,600	—	166,130,600

Total Assets	$—	$1,421,870,811	$20	$1,421,870,831

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

26	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,341,495,448 [1]

Gross unrealized appreciation	$115,978,538
Gross unrealized depreciation	(176,126,742)

Net unrealized depreciation	$(60,148,204)

1. The Federal tax cost of securities does not include cost of $140,523,587, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

27	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 12/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 12/12/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 12/12/2014